Income statement and Statement of comprehensive income - Statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income
Net profit	kr 100,988	kr 83,683	kr 55,525
Other comprehensive income:
Remeasurements of retirement benefit obligations	(119)	13	615
Items that will not be reclassified subsequently to the income statement	(119)	13	615
Items that will not be reclassified subsequently to the income statement
Exchange rate adjustments of investments in subsidiaries	3,096	(1,404)	2,289
Cash flow hedges:
Realisation of previously deferred (gains)/losses	(1,612)	(1,026)	1,740
Deferred gains/(losses) related to acquisition of businesses	1,154	0	0
Deferred gains/(losses) on hedges open at year-end	(5,763)	1,612	1,026
Tax and other items	1,343	(355)	(892)
Items that will be reclassified subsequently to the income statement	(1,782)	(1,173)	4,163
Other comprehensive income	(1,901)	(1,160)	4,778
Total comprehensive income	kr 99,087	kr 82,523	kr 60,303